Segment Reporting	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Segment Reporting
NOTE 19	-	SEGMENT REPORTING

A.	General information:

The operations of the Group are conducted through two different core activities: Location- Based Services and Wireless Communications Products.  These activities also represent the reportable segments of the Group.

The reportable segments are viewed and evaluated separately by Company management, since the marketing strategies, processes and expected long term financial performances of the segments are different.

Location-based services:

The location-based services segment consists predominantly of regionally- based stolen vehicle recovery (SVR) services, fleet management services and value-added services comprised of personal advanced locater services and concierge services.

The Group provides location-based services in Israel, Brazil, Argentina and the United States.

Wireless communications products:

The wireless communications product segment consists of short and medium range two-way machine-to-machine wireless communications products that are used for various applications, including automatic vehicle location, and automatic vehicle identification.  The Group sells products to customers in Israel, United States, and others.

F - 38

ITURAN LOCATION AND CONTROL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (cont.)

NOTE 19	-	SEGMENT REPORTING (cont.)

B.	Information about reported segment profit or loss and assets:

	US dollars
(in thousands)	Location based services	Wireless communications products	Other	Total

Year ended December 31, 2012
Revenues	114,565	35,753	-	150,318
Operating income	29,604	343	-	29,947
Assets	64,332	9,129	-	73,461
Goodwill	3,692	4,351	-	8,043
Expenditures for assets	7,636	77	-	7,713
Depreciation and amortization	11,472	130	-	11,602
Year ended December 31, 2011
Revenues	120,410	39,757	-	160,167
Operating income	22,468	4,115	-	26,583
Assets	71,100	7,696	990	79,786
Goodwill	4,265	4,249	-	8,514
Expenditures for assets	12,982	188	-	13,170
Depreciation and amortization	14,376	127	-	14,503
Year ended December 31, 2010
Revenues	108,101	39,724	-	147,825
Operating income	31,994	(1,326)	-	30,668
Assets	71,101	9,255	1,454	81,810
Goodwill	5,503	4,576	-	10,079
Expenditures for assets	14,755	210	-	14,965
Depreciation and amortization	12,470	89	-	12,559

C.	Information about reported segment profit or loss and assets:

The evaluation of performance is based on the operating income of each of the two reportable segments.

Accounting policies of the segments are the same as those described in the accounting policies applied in the consolidated financial statements.

Due to the nature of the reportable segments, there have been no inter-segment sales or transfers during the reported periods.

Financing expenses, net, other expenses, net, taxes on income and the share of the Company in losses of affiliated companies were not allocated to the reportable segments, since these items are carried and evaluated on the enterprise level.

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ITURAN LOCATION AND CONTROL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (cont.)

NOTE 19	-	SEGMENT REPORTING (cont.)

D.	Reconciliations of reportable segment revenues, profit or loss, and assets, to the enterprise's consolidated totals:

	US dollars
	Year ended December 31,
(in thousands)	2012	2011	2010

Total revenues of reportable segment and consolidated revenues	150,318	160,167	147,825

Operating income
Total operating income for reportable segments	29,947	26,583	30,668
Unallocated amounts:
Other income (expenses)	6,755	(819)	(14,745)
Financing income, net	987	2,100	139
Consolidated income before taxes on income	37,689	27,864	16,062

Assets
Total assets for reportable segments (*)	81,504	88,300	91,889
Other unallocated amounts:
Current assets	48,512	50,339	75,396
Investments in affiliated and other companies	242	287	306
Property and equipment, net	9,187	9,278	9,795
Other assets	2,500	3,108	4,178
Other unallocated amounts	5,394	6,145	6,780
Consolidated total assets (at year end)	147,339	157,457	188,344

Other significant items
Total expenditures for assets of reportable segments	7,713	13,170	14,965
Unallocated amounts	2,320	3,065	3,715
Consolidated total expenditures for assets	10,033	16,235	18,680

Total depreciation and amortization for reportable segments	11,602	14,503	12,559
Unallocated amounts	3,069	3,298	3,316
Consolidated total depreciation and amortization	14,671	17,801	15,875

(*)	Including goodwill.

F - 40

ITURAN LOCATION AND CONTROL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (cont.)

NOTE 19	-	SEGMENT REPORTING (cont.)

E.	Geographic information

	Revenues
	Year ended December 31,
(in thousands)	2012	2011	2010

Israel	70,595	80,202	71,211
United States	4,749	4,116	3,700
Brazil	58,242	62,409	61,096
Argentina	13,546	12,345	10,857
Others	3,186	1,095	961
Total	150,318	160,167	147,825

	Property and equipment, net
	December 31,
(in thousands)	2012	2011	2010

Israel	9,440	10,244	10,053
United States	146	183	161
Brazil	20,132	25,892	31,112
Argentina	4,438	4,551	4,821
Total	34,156	40,870	46,147

-	Revenues were attributed to countries based on customer location.

-	Property and equipment were classified based on major geographic areas in which the Company operates.

F.	Major customers

During 2012, 2011 and 2010 there were no sales exceeding 10% of total revenues to none of our customers.